Schedule of Unrealized and Realized Gains and Losses of Equity Securities Without Readily Determinable Fair Values (Detail) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Equity Securities, FV-NI and without Readily Determinable Fair Value [Abstract]
Initial cost basis	¥ 21,911			$ 3,101	¥ 21,211
Cumulative unrealized gains	6,884			974	5,636
Cumulative unrealized losses (including impairment)	(4,272)			(605)	(2,161)
Total carrying value	24,523			$ 3,470	¥ 24,686
Gross unrealized gains	1,340	$ 190	¥ 1,157
Gross unrealized losses (including impairment)	(2,689)	(381)	(527)
Net unrealized gains (losses) on equity securities held	(1,349)	(191)	630
Net realized gains on equity securities sold	252	36	222
Total net gains recognized in other income, net	¥ (1,097)	$ (155)	¥ 852